Schedule of Investments
September 30, 2022 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 70.02%

Automotive - 0.00%
Exide Technologies *			5,926	0
Flyht Aerospace Solutions, Inc. (Canada) *			101,663	0

				0

Bakery Products - 0.59%
Bab, Inc.			479,411	383,529

Biotech & Pharma - 0.00%
Inyx, Inc. * ●			167,850	17

Calculating & Accounting Machines - 1.40%
NCR Corp.*			47,000	893,470

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 3.00%
TreeHouse Foods, Inc.*			45,000	1,908,900

Communications Services, NEC - 0.76%
Intelsat CVR Class A*			489	0
Intelsat CVR Class B*			489	0
Intelsat Emergence SA (Luxembourg) * ●			4,675	168,627
Prosus N.V. ADR			30,000	312,900

				481,527

Computer & Office Equipment - 0.75%
International Business Machines, Inc.			4,000	475,240

Construction & Engineering - 0.05%
WeBuild SpA ADR*			25,935	31,904

Deep Sea Foreign Transporation of Freight - 0.43%
Teekay Corp. (Bermuda) *			76,000	272,840

Drug Manufacturers - General - 0.44%
Bayer AG*			6,000	277,860

Electric & Other Services Combined - 2.91%
Duke Energy Corp.			15,000	1,395,300
PNM Resources, Inc.			10,000	457,300

				1,852,600
Electrical Industrial Apparatus - 0.54%
Hollsys Automation Technologies Ltd.* (China)			20,000	342,000

Federal & Federally-Sponsored Credit Agencies - 0.08%
Federal National Mortgage Association Fannie Mae *			100,000	51,980

Gaming, Lodging & Restaurants - 0.74%
Guoco Group Ltd. (Bermuda) *			10,000	91,459
Kindred Group PLC*			50,000	377,261

				468,720

Gold and Silver Ores - 2.46%
Agnico Eagle Mines Ltd. (Canada)			22,000	929,060
Barrick Gold Corp. (Canada)			15,000	232,500
Gold Fields Ltd. ADR			50,000	404,500

				1,566,060

Grain Mill Products - 1.29%
Post Holdings, Inc.*			10,000	819,100

Guided Missiles & Space Vehicles & Parts - 2.01%
Aerojet Rocketdyne Holdings, Inc. *			32,000	1,279,680

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. *			400	0

Hotels & Motels - 0.47%
MGM Resorts International			10,000	297,200

Hotels, Rooming House, Camps & Other Lodging Places - 0.41%
Hilton Grand Vacations, Inc. *			8,000	263,120

Industrial Products - 5.15%
Gates Industrial Corp. PLC*			3,200	31,232
Mercury Systems, Inc.*			80,000	3,248,000

				3,279,232

IT Services - 0.00%
Computer Horizons Corp. *			65,000	0

Industrial Inorganic Chemicals - 1.06%
Tronox Holdings PLC			55,000	673,750

Industrial Organic Chemicals - 1.00%
International Flavors & Fragrances, Inc.			7,000	635,810

Industrial Services - 1.07%
Astaldi SpA ADR * ●			1,022,580	50,618
JetBlue Airways Corp.*			60,000	397,800
Ryanair Holdings PLC ADR*			4,000	233,680

				682,098

Insurance Agents, Brokers & Services - 2.21%
Willis Towers Watson PLC (United Kingdom)			7,000	1,406,580

Internet Content & Information - 0.12%
Scout24 AG			1,500	73,544

Investment Advice - 0.03%
TPG, Inc. Class A			600	16,704

Media - 0.02%
Apogee 21 Holdings, Inc.*			50,000	0
Clear Channel Outdoor Holdings, Inc. *			11,249	15,411

				15,411

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) *			109,444	0

Mineral Royalty Traders - 0.59%
Royal Gold, Inc.			4,000	375,280

Motor Vehicle Parts & Accessories - 0.52%
Autoliv, Inc. (Sweden)			5,000	333,150

Natural Gas Transmission & Distribution - 1.86%
Southwest Gas Holdings, Inc.			17,000	1,185,750

Oil & Gas - 0.32%
Magnolia Oil & Gas Corp. Class A			10,400	206,024

Oil, Gas & Coal - 0.90%
Chevron Corp.			4,000	574,680
Seadrill 2021 Ltd. (United Kingdom) *			16	412

				575,092

Operators of Non-Residential Buildings - 0.06%
Brookfield Asset Management, Inc. Class A (Canada)			1,004	41,054

Opthalmic Goods - 0.06%
Bausch & Lomb Corp. (Canada) *			2,300	35,282

Passenger Transportation - 0.07%
Transat AT, Inc. Class B (Canada) *			23,000	46,644

Petroleum Refining - 2.48%
BP PLC ADR			40,000	1,142,000
CVR Energy, Inc.			15,000	434,700

				1,576,700

Pharmaceutical Preparations- 7.09%
Alkermes Plc*			50,000	1,116,500
BioMarin Pharmaceutical, Inc.*			12,500	1,059,625
Elanco Animal Health, Inc. *			25,000	310,250
Emisphere Technologies, Inc. *			30,000	234,300
GSK, Plc.			15,000	441,450
Maravai LifeSciences Holdings, Inc. Class A (a) *			53,000	1,353,090

				4,515,215

Radio Broadcasting Stations - 0.05%
iHeartMedia, Inc. *			4,610	33,791

Radio & TV Broadcasting & Communications Equipment - 2.67%
KVH Industries, Inc.*			145,009	1,336,983
ViaSat, Inc.*			12,000	362,760

				1,699,743

Real Estate - 1.12%
CA Immobilien Anlagen AG * (Austria)			16,500	491,668
Conwert Immobilien Invest AG *			45,000	0
S Immo AG * (Austria)			10,000	222,505

				714,173

Retail-Department Stores - 0.09%
Neiman-Marcus Group Parent LLC * ●			791	55,370

Retail - Retail Stores 1.11%
JD.com, Inc. ADR*			14,000	704,200

Semiconductors & Related Devices - 0.77%
MaxLinear, Inc. Class A (a) *			15,000	489,300

Services-Business Services - 2.10%
Alibaba Group Holding Ltd. ADR*			5,000	399,950
Fiserv, Inc. (a) *			10,000	935,700

				1,335,650

Services-Computer Processing & Data Preparation - 0.73%
Sohu.com Ltd.ADR *			29,000	466,030

Services-Computer Programming, Data Processing - 0.61%
IAC/InterActiveCorp. Class A (a) *			7,000	387,660

Services-Computer Integrated Systems Design - 0.13%
Kyndryl Holdings, Inc.*			10,000	82,700

Services-Educational Services - 0.35%
Tarena International, Inc. ADR*			36,000	221,400

Services- Misc. Health & Allied Services, NEC - 0.81%
Convey Health Solutions Holdings, Inc.*			49,200	517,092

Services- Miscellaneous Amusement & Recreation - 3.22%
Madison Square Garden Sports Corp. Class A (a) *			15,000	2,049,900

Services-Prepackaged Software - 3.66%
Blackbaud, Inc. *			6,000	264,360
Microsoft Corp.			3,000	698,700
Norton LifeLock, Inc. (a)			30,000	604,200
Take-Two Interactive Software, Inc. (a) *			7,000	763,000

				2,330,260

Specialty Cleaning, Polishing & Sanitation Preparations - 0.71%
Clorox Co.			3,500	449,365

Surgical & Medical Instruments & Apparatus - 1.10%
Baxter International, Inc.			13,000	700,180

Telecom - 2.11%
AT&T, Inc.*			80,000	1,227,200
NII Holdings, Inc. *			44,529	22,264
Telecom Italia SpA/Milano ADR *			50,000	93,500

				1,342,964

Television Broadcasting Stations - 5.13%
Liberty Media Corp. - Liberty SiriusXM Series A *			76,000	2,893,320
Paramount Global Class B			19,562	372,461

				3,265,781

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. *			43,000	3,006

Wholesale-Groceries & Related Products - 0.62%
US Foods Holding Corp.*			15,000	396,600

Total Common Stock			(Cost $ 53,075,657)	44,584,232

Escrow Shares - 0.00%

Exide Technologies *			1,777	0
Pershing Square Tontine Holdings, Ltd.*			33,000	0
Petrocorp., Inc. *			200	0

Total Escrow Shares			(Cost $ 1,687)	0

Asset-Backed Securities - 0.16%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 3.874% (1 Month LIBOR USD + 0.79%), 6/25/2030 + ** ●			3,768	3,148
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.789%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** + ●			89,517	86,989
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 09/25/2037 + ** ●			291,494	10,651

Total Asset-Backed Securities			(Cost $ 111,930)	100,788

Rights - 0.01%

AIB Acquisition Corp. 10/31/2028 *			5,000	350
Aurora Technology Acquisition Corp. 06/27/2028 *			30,000	1,800
Blue World Acquisition Corp. 08/29/2029 *			10,000	800
Clear Channel Outdoor Holdings, Inc. *			11,249	0
Jaguar Global Growth Corporation I 08/15/2023 *			4,000	576
KVH Industries, Inc. *			145,009	0
Lakeshore Acquisition II Corp 11/15/2022 *			5,000	925

Total Rights			(Cost $ 0)	4,451

Corporate Bonds - 0.30%

Automotive - 0.00%
Exide Technologies, 11.000%, 04/30/2022 +			546,810	0

Diversified Financial Services - 0.01%
Hellas Telecommunication Luxembourg II SCA Series 144a, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 02/14/2023 + ● **			200,000	540
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 02/17/2015 + ●			110,000	407
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●			100,000	270
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **			100,000	270
Lehman Brothers Holdings, Inc. Series MTNG 0.00%, (1 Month CPI YOY + 2.25%), 7/08/2014 ● **			130,000	351
Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 ● ** +			100,000	270

				8,358

Oil, Gas & Coal - 0.23%
Seadrill New Finance Ltd. (United Kingdom), 9.000%, 07/15/2026			155,911	146,557
Seadrill New Finance Private Placement Series 144A (United Kingdom), 12.000%, 07/15/2025 ●			128,802	0

				146,557

Radio Telephone Communications - 0.06%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			56,074	22,875
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda)7.00%, Perpetual ●			86,522	15,574

				38,449

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ●			50,000	0

Venture Capital - 0.00%
Infinity Capital Group, 7.000%, 12/31/2049 +			25,000	0

Total Corporate Bonds			(Cost $ 1,092,247)	193,364

Government Bonds - 0.10%

Lebanese Republic - 0.10%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 06/19/2020 + ●			1,000,000	62,080

Total Government Bonds			(Cost $ 212,500)	62,080

Mortgage-Backed Securities - 0.01%

GNR Government National Mortgage Series 2019-108 Class NI 4.000%, 8/20/2049 ● ~			82,443	2,566
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.75152%, 6/25/2035 ● ~			125,584	5,391

Total Mortgage-Backed Securities			(Cost $ 86,963)	7,957

Municipal Bonds - 0.28%

Puerto Rico - 0.28%
Puerto Rico Commonwealth Restructured SER A1, 5.625%, 07/01/2029 + ●			24,036	24,584
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2037 + ●			17,074	14,011
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●			10,000	7,363
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●			10,000	7,387
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●			75,000	51,844
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●			30,000	20,737
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●			55,000	40,700
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●			15,000	11,156

Total Municipal Bonds			(Cost $ 183,469)	177,782

Preferred Stocks - 1.76%

Government Agencies - 1.30%
Federal Home Loan Mortgage Corp. Series B 0.00%,(3 month LIBOR USD + 0.1377%) Perpetual ** ∞			19,000	84,360
Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞			4,500	21,150
Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞			55,000	249,150
Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞			10,600	48,018
Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞			42,879	189,954
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	113,750
Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞			5,500	28,765
Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞			700	3,395
Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞			4,440	21,134
Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞			360	1,854
Federal National Mortgage Corp. Series T, 8.25%, Perpetual ∞			20,000	64,200

				825,730

Insurance - 0.02%
MBIA Insurance Corp. Series 144a 4.707%, Perpetual *			10	10,000

Real Estate - 0.33%
AGNC Investment Corp, 7.75%, 10/15/2027			10,000	197,000
Brookfield Property Partners LP 6.25% (Bermuda)			722	13,574

				210,574
Television Broadcasting Stations - 0.12%
Paramount Global Series A, 5.750%, 04/01/2024			2,400	74,160

Total Preferred Stocks			(Cost $ 2,331,235)	1,120,464

Real Estate Investment Trusts - 4.65%

Crown Castle International Corp New			20,500	2,963,275

Total Real Estate Investment Trusts			(Cost $ 3,536,845)	2,963,275

Special Purpose Acquisition Company - 3.72%

Special Purpose Acquisition Company - 3.72%
Agile Growth Corp. Class A *			3,700	36,704
A SPAC II Acquisition Corp.*			15,000	150,600
Ahren Acquisition Corp. (Cayman Islands) *			4,400	44,220
AIB Acquisition Corp.*			5,000	50,250
Aurora Technology Acquisition Corp.*			30,000	300,600
Blue World Acquisition Corp.*			10,000	100,300
BYTE Acquisition Corp. Class A *			13,000	128,700
Corazon Capital V838 Monceros Corp. Class A*			14,300	141,999
Disruptive Acquisition Corp. I Class A *			4,800	47,568
FTAC Hera Acquisition Corp. Class A *			6,400	63,520
Hudson Executive Investment Corp. III Class A *			3,750	36,919
Independence Holdings Corp. Class A *			3,000	29,760
Investcorp Europe Acquisition Corp.I (Cayman Islands) *			7,000	70,770
Jaguar Global Growth Corp. I*			4,000	39,920
Khosla Ventures Acquisition Co. III Class A *			7,500	73,350
Kismet Acquisition Three Corp. Class A *			1,800	17,820
Kismet Acquisition Two Corp. Class A *			1,900	18,867
KKR Acquisition Holdings I Corp. Class A *			29,400	289,296
Lakeshore Acquisition II Corp. (China) *			5,000	50,250
LDH Growth Corp. I Class A *			3,150	31,185
Levere Holdings Corp. Class A (Cayman Islands) *			6,200	61,380
Medicus Sciences Acquisition Corp. Class A *			3,000	29,700
Northern Star Investment Corp. III Class A *			7,300	71,868
PWP Forward Acquisition Corp. I Class A*			3,600	35,352
Rice Acquisition Corp. II Class A *			9,400	93,342
Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *			6,220	61,640
Sandbridge X2 Corp. Class A *			4,000	39,320
TCW Special Purpose Acquisition Corp. Class A *			6,100	59,841
Velocity Acquisition Corp. Class A *			5,700	56,031
Zimmer Energy Transition Acquistion Corp.*			14,400	140,544

Total Special Purpose Acquisition Company			(Cost $ 2,390,200)	2,371,616

Warrants - 0.01%

Investment Companies - 0.01%
Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,231) *			1,233	77
Ahren Acquisition Corp., 06/17/2028 (Notional Value $22,088) *			2,200	264
Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $12,883) *			1,300	74
Aurora Technology Acquisition Corp. 02/27/2028 (Notional Value $300,600) *			30,000	600
Blue World Acquisition Corp. 01/10/2029 (Notional Value $50,050) *			5,000	362
BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $63,350) *			6,500	456
Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $47,326) *			4,766	221
DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,433) *			2,066	207
Disruptive Acquisition Corp. Class A, 03/06/2026 @ $11.50 (Notional Value $15,856) *			1,600	78
FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,880) *			1,600	137
Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $3,081) (Hong Kong) *			300	15
Hudson Executive Investment Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $7,679) *			780	117
Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $5,952) *			600	75
Intelsat Emergence SA, 2/17/2027 @ $77 (Notional Value $59) (Luxembourg) *			6	0
Investcorp Europe Acquisition Corp. I (Notional Value $35,385) *			3,500	245
Jaguar Global Growth Corporation I (Notional Value $19,960) *			2,000	129
KKR Acquisition Holdings Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $72,324) *			7,350	882
Kismet Acquisition Two Corp. A, 12/31/2027 @ $11.50 (Notional Value $6,286) *			633	30
Kismet Acquisition Three Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $5,940) *			600	8
Lakeshore Acquisition II Corp. (Notional Value $25,125) *			2,500	200
LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,237) *			630	20
Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,453) (Cayman Islands) *			2,066	103
Medicus Sciences Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $3,297)*			333	56
Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $11,972)*			1,216	51
Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $11,929) *			1,216	73
OceanTech Acquisitions I Corp. 05/10/2026 (Notional Value $251,693) *			24,700	2,223
PWP Forward Acquisition Corp. I Class A, 03/09/2026 @ $11.50 (Notional Value $7,063) *			720	86
Rice Acquisition Corp. II Class A, 03/12/2026 @ $11.50 (Notional Value $23,124)*			2,350	749
Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,608) (Cayman Islands) *			1,575	126
Sandbridge X2 Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $13,103) *			1,333	53
Seamantix, Inc. Class A 08/04/2027 (Notional Value $971) *			375	45
TCW Special Purpose Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $19,944) *			2,033	122
Velocity Acquisition Corp. Class A, 02/26/2027 @ $11.50 (Notional Value $18,677) *			1,900	95
Zimmer Energy Transition Acquisition Corp., 05/14/2023 (Notional Value $47,088) *			4,800	1,344

				9,322

Bank Deposit Accounts - 4.46%

Huntington Conservative Deposit Account 0.00% ** (b)			7	7
Collateral UMB Bank			202,170	202,170
GS Financial Square Government Fund 2.897% ** (b)			2,634,710	2,634,710

Total Bank Deposit Accounts			(Cost $ 2,836,887)	2,836,887

Total Investments - 87.69%			(Cost $ 65,859,620)	55,833,168

Other Assets less Liabilities (12.31%)				7,840,063

Total Net Assets - 100.00%				63,673,231

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Agnico Eagle Mines Ltd., Strike $35.00	220	6/16/2023	770,000	232,100
Elanco Animal Health, Inc., Strike $10.00	930	9/16/2022	930,000	281,325
GSK, Plc., Strike $30.00	150	1/19/2024	450,000	61,500
International Business Machines, Inc., Strike $110.00	40	1/20/2023	440,000	52,800
Norwegian Cruise Line Holdings, Ltd., Strike $5.00	810	6/17/2022	405,000	530,550
Royal Caribbean Cruises Ltd., Strike $25.00	170	12/16/2022	425,000	242,675

	2320		3,420,000	1,400,950

Call Options Written
Aerojet Rocketdyne Holdings, Inc., Strike $40.00	(160)	12/16/2022	(640,000)	(42,800)
Aerojet Rocketdyne Holdings, Inc., Strike $40.00	(160)	11/18/2022	(640,000)	(36,400)
Agnico Eagle Mines Ltd., Strike $55.00	(440)	6/16/2023	(2,420,000)	(118,800)
Alkermes Plc, Strike $24.00	(250)	11/18/2022	(600,000)	(22,500)
Alkermes Plc, Strike $25.00	(250)	11/18/2022	(625,000)	(15,625)
Autoliv, Inc., Strike $80.00	(50)	11/18/2022	(400,000)	(6,375)
Baxter International, Inc., Strike $62.50	(130)	11/18/2022	(812,500)	(5,525)
BioMarin Pharmaceutical, Inc., Strike $80.00	(125)	10/21/2022	(1,000,000)	(74,375)
Blackbaud, Inc., Strike $50.00	(60)	12/16/2022	(300,000)	(9,450)
BP PLC, Strike $30.00	(200)	1/20/2023	(600,000)	(37,600)
BP PLC, Strike $29.00	(200)	10/21/2022	(580,000)	(18,600)
CVR Energy, Inc., Strike $70.00	(150)	12/16/2022	(375,000)	(118,500)
Duke Energy Corp., Strike $100.00	(100)	11/18/2022	(1,000,000)	(10,700)
Elanco Animal Health, Inc., Strike $27.00	(370)	1/20/2023	(999,000)	(27,750)
Elanco Animal Health, Inc., Strike $15.00	(250)	11/18/2022	(375,000)	(7,500)
Elanco Animal Health, Inc., Strike $27.00	(220)	10/21/2022	(594,000)	(1,100)
Gold Fields Limited, Strike $10.00	(500)	1/20/2023	(500,000)	(22,500)
GSK, Plc., Strike $42.00	(300)	1/19/2024	(300,000)	(26,250)
Hilton Grand Vacations, Inc., Strike $45.00	(80)	10/21/2022	(360,000)	(9,200)
IAC/Interactivecorp, Strike $100.00	(40)	12/16/2022	(400,000)	(9,200)
International Business Machines, Inc., Strike $130.00	(40)	1/20/2023	(520,000)	(13,400)
International Business Machines, Inc., Strike $130.00	(40)	1/20/2023	(520,000)	(16,780)
International Flavors & Fragrances, Inc., Strike $130.00	(70)	11/18/2022	(910,000)	(3,500)
Kyndryl Holdings, Inc., Strike $10.00	(90)	12/16/2022	(90,000)	(4,050)
Liberty Media Corp., Strike $40.00	(110)	10/21/2022	(440,000)	(7,700)
Liberty Media Corp., Strike $45.00	(350)	10/21/2022	(1,575,000)	(4,375)
Liberty Sirius XM Group Series A, Strike $40.00	(300)	1/20/2023	(1,200,000)	(75,000)
Madison Square Garden Sports Corp., Strike $150.00	(40)	11/18/2022	(600,000)	(12,400)
Madison Square Garden Sports Corp., Strike $180.00	(35)	11/18/2022	(630,000)	(16,800)
Magnolia Oil & Gas Corp., Strike $22.50	(104)	12/16/2022	(234,000)	(13,000)
Maravai LifeSciences Holdings, Inc., Strike $22.50	(180)	10/21/2022	(405,000)	(72,900)
Maxlinear, Inc., Strike $45.00	(150)	12/16/2022	(675,000)	(27,000)
Mercury Systems, Inc., Strike $50.00	(200)	12/16/2022	(1,000,000)	(33,000)
MGM Resorts International, Strike $35.00	(100)	12/16/2022	(350,000)	(10,450)
Norwegian Cruise Line Holdings, Ltd., Strike $15.00	(810)	12/16/2022	(1,215,000)	(53,460)
Post Holdings, Inc., Strike $70.00	(100)	12/16/2022	(700,000)	(142,500)
Royal Caribbean Cruises Ltd., Strike $45.00	(140)	12/16/2022	(630,000)	(40,600)
Royal Caribbean Cruises Ltd., Strike $50.00	(30)	12/16/2022	(150,000)	(5,370)
Royal Gold, Inc., Strike $120.00	(40)	10/21/2022	(480,000)	(600)
Southwest Gas Holdings, Inc., Strike $75.00	(170)	1/20/2023	(1,275,000)	(46,750)
The Clorox Company, Strike $145.00	(35)	1/20/2023	(507,500)	(11,550)
Treehouse Foods, Inc., Strike $40.00	(250)	12/16/2022	(1,000,000)	(131,250)
Treehouse Foods, Inc., Strike $35.00	(200)	11/18/2022	(700,000)	(159,000)
Tronox Holdings PLC, Strike $20.00	(550)	11/18/2022	(1,100,000)	(2,750)
Viasat, Inc., Strike $35.00	(120)	12/16/2022	(420,000)	(23,160)
Willis Towers Watson Plc, Strike $210.00	(40)	10/21/2022	(840,000)	(8,600)
Willis Towers Watson Plc, Strike $200.00	(30)	11/18/2022	(600,000)	(31,350)

	(8,359)		(32,287,000)	(1,588,045)

Total Options			(Cost $ 996,016)	(187,095)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$55,127,231	$-
Level 2 - Other Significant Observable Inputs			664,417	-
Level 3 - Significant Unobservable Inputs			41,520	-
Total			$55,833,168	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2022
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.